Intangible asset (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Schedule of intangible asset
Software
development
S$
Cost

At January 1, 2023	911,461
Additions - internal development	247,087
At December 31, 2023 and 2024	1,158,548

Accumulated amortization

At January 1, 2023	85,474
Amortization	217,124
At December 31, 2023	302,598
Amortization	231,710
At December 31, 2024	534,308

Carrying amount

At December 31, 2024	624,240

At December 31, 2023	855,950